Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2021	December 31, 2020
Trade accounts payable and accrued liabilities	$137.6	$117.7
Royalties payable	3.0	3.3
Share-based compensation liability	13.1	9.9
Current portion of decommissioning liability	3.3	—
Current portion of equipment financing obligations	0.4	0.5
	$157.4	$131.4